Derivative Instruments - Interest Rate Swap Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative [Line Items]
Notional Amount	$ 1,734,189
Fair Value / Carrying Amount of Assets (Liability)	(141,143)
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	800,000
Fair Value / Carrying Amount of Assets (Liability)	(103,818)
Weighted-Average Remaining Term (years)	8 years 10 months 24 days
Fixed Interest Rate	4.70%
U.S. Dollar-denominated interest rate swaps [Member]
Derivative [Line Items]
Interest Rate Index	LIBOR
Notional Amount	934,189
Fair Value / Carrying Amount of Assets (Liability)	$ (37,325)
Weighted-Average Remaining Term (years)	6 years
Fixed Interest Rate	2.70%